INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2017
Investments In Subsidiaries Joint Ventures And Associates [Abstract]
Disclosure of interests in other entities [text block]

15. INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

We maintain strategic investments in entities in the crop nutrients and related industries. We continuously assess our ability to exercise significant influence or joint control over our investments.

	Reporting	Interest
	period	(%)	Location		December 31,
				2017	2016
Investments in associates
Misr Fertilizers Production Company S.A.E.
("MOPCO") – a nitrogen producer	September 30	26	Egypt	238	285
Other				108	94
				346	379
Investments in joint ventures
Profertil S.A. ("Profertil") - a nitrogen producer	December 31	50	Argentina	176	162
				176	162
				522	541

Associates

As we have representation on MOPCO’s Board of Directors, we maintain significant influence over MOPCO. We record our share of MOPCO’s earnings on a one-quarter lag because financial statements of MOPCO are not available on the date of issuance of our financial statements. We adjust for the effects of any significant unrecorded transactions or events between MOPCO’s period-end date and our fiscal year-end date. Future conditions, including those related to MOPCO operating in Egypt, which has been subject to political instability and civil unrest, may restrict our ability to obtain dividends from MOPCO. We are also exposed to currency risk related to fluctuations in the Egyptian pound against the U.S. dollar.

Summarized financial information of MOPCO		December 31,
	2017	2016
Current assets	158	29
Non-current assets	1,654	1,510
	1,812	1,539
Current liabilities	238	207
Non-current liabilities	863	538
	1,101	745
Net assets of MOPCO	711	794
Proportionate ownership interest in MOPCO	185	206
Dividend receivable	7	29
Unamortized purchase price adjustment	46	50
Carrying amount of interest in MOPCO	238	285

	2017	2016
Sales	421	128
Net earnings	81	149
Other comprehensive loss	(158)	(131)
Total comprehensive (loss) income	(77)	18
Proportionate share of MOPCO earnings	21	39
Purchase price adjustment amortization	(4)	(4)
Earnings from MOPCO	17	35
Proportionate share of MOPCO other comprehensive loss	(41)	(34)
Proportionate share of MOPCO total comprehensive (loss) income	(24)	1
Dividends received from MOPCO	13	-

Canpotex

We own a one-third interest in Canpotex Limited (“Canpotex”), which exports the portion of our produced potash that Canpotex sells outside of Canada and the United States. Canpotex is an industry association owned equally by us and two other producers of potash in Canada. We have significant influence through our ability to appoint directors to the Canpotex Board of Directors. We accounted for our investment based on our economic interest of 8.87 percent (2016 – 10.3 percent), which is our allocation of production capacity among the members of the association.

Agrium is contractually obligated to reimburse Canpotex for our economic interest of 8.87 percent pro-rata share of any operating losses or other liabilities incurred up to December 31, 2017. There were no such losses in 2017.

Following the completion of the merger, effective January 1, 2018, Nutrien owns a 50 percent voting interest and currently has a 63.82 percent economic interest in Canpotex. Mosaic owns the remaining voting and equity interest in Canpotex. Nutrien guarantees operating losses or other liabilities of Canpotex to the extent of its economic interest.

We believe the probability of conditions arising that would trigger any guarantee of Canpotex is remote. Reimbursements, if any, would be made through reductions of future cash receipts from Canpotex.

Joint ventures

We have a 50 percent ownership interest in Profertil. Based in Argentina, Profertil is a producer and wholesale distributor of nitrogen crop nutrients. A contractual agreement establishes joint control over Profertil and provides us with 50 percent of the voting rights.

Summarized financial information of Profertil		December 31,
	2017	2016
Current assets (a)	226	176
Non-current assets	548	595
	774	771
Current liabilities (b)	212	195
Non-current liabilities (c)	209	251
	421	446
Net assets of Profertil	353	325
Proportionate share of net assets of Profertil	177	163
Elimination of unrealized profit	(1)	(1)
Carrying amount of interest in Profertil	176	162

  Includes cash and cash equivalents of $12-million (2016 – $22-million)
  Includes current financial liabilities (excluding trade and other payables and provisions) of $77-million (2016 – $59-million)
  Includes non-current financial liabilities (excluding trade and other payables and provisions) of $56-million (2016 – $116-million)

	2017	2016
Sales	432	392
Depreciation and amortization	22	26
Interest expense	21	24
Income taxes	20	39
Net earnings	26	51
Total comprehensive income	26	51
Proportionate share of Profertil earnings	13	26
Elimination of unrealized profit	-	1
Dividends and interest received from Profertil	-	108

Summarized financial information of associates and joint ventures represents amounts that investees have recorded in their financial statements, adjusted for any fair value adjustments at acquisition and adjusted for differences in accounting policies.

Transactions with associates and joint ventures

	2017	2016
For the year ended December 31,
Sales to Canpotex	178	162
Purchases from MOPCO	26	9
Purchases from Profertil	68	61
As at December 31,
Amounts receivable from Canpotex	18	29
Amounts owed to Profertil	11	7